Collateral Finance Facility	12 Months Ended
Dec. 31, 2011
Collateral Finance Facility [Abstract]
Collateral Financing Arrangements

Note 14 COLLATERAL FINANCE FACILITY

In June 2006, RGA's subsidiary, Timberlake Financial L.L.C. (“Timberlake Financial”), issued $850.0 million of Series A Floating Rate Insured Notes due June 2036 in a private placement. The notes were issued to fund the collateral requirements for statutory reserves required by the U.S. Valuation of Life Policies Model Regulation (commonly referred to as Regulation XXX) on specified term life insurance policies reinsured by RGA Reinsurance and retroceded to Timberlake Re. Proceeds from the notes, along with a $112.8 million direct investment by the Company, were deposited into a series of accounts that collateralize the notes and are not available to satisfy the general obligations of the Company. As of December 31, 2011 and 2010, respectively, the Company held assets in trust and in custody of $896.1 million and $885.3 million, of which $33.5 million and $34.6 million were held in a Debt Service Coverage account to cover interest payments on the notes. Interest on the notes accrues at an annual rate of 1-month LIBOR plus a base rate margin, payable monthly and totaled $7.1 million, $7.9 million and $8.3 million in 2011, 2010 and 2009, respectively. The payment of interest and principal on the notes is insured through a financial guaranty insurance policy by a monoline insurance company whose parent company is operating under Chapter 11 bankruptcy. The notes represent senior, secured indebtedness of Timberlake Financial without legal recourse to RGA or its other subsidiaries. Timberlake Financial relies primarily upon the receipt of interest and principal payments on a surplus note and dividend payments from its wholly-owned subsidiary, Timberlake Re, a South Carolina captive insurance company, to make payments of interest and principal on the notes. The ability of Timberlake Re to make interest and principal payments on the surplus note and dividend payments to Timberlake Financial is contingent upon the South Carolina Department of Insurance's regulatory approval. Since Timberlake Re's Risk Based Capital ratio is below 100%, it has been required to request approval on a quarterly rather than annual basis and provide additional scenario testing results. Approval to pay interest on the surplus note has been granted through March 28, 2012.

During 2011, the Company repurchased $198.5 million face amount of the Timberlake Financial notes for $130.8 million, which was the market value at the date of the purchases. The notes were purchased by RGA Reinsurance. As a result, the Company recorded pre-tax gains of $65.6 million, after fees, in other revenues in 2011.

In accordance with the general accounting principles for Consolidation, Timberlake Financial is considered to be a variable interest entity and the Company is deemed to hold the primary beneficial interest because it owns 100% of the voting rights. As a result, Timberlake Financial has been consolidated in the Company's financial statements. The Company's consolidated balance sheets include the assets of Timberlake Financial recorded as fixed maturity investments and other invested assets, which consists of restricted cash and cash equivalents, with the liability for the notes recorded as collateral finance facility. The Company's consolidated statements of income include the investment return of Timberlake Financial as investment income and the cost of the facility is reflected in collateral finance facility expense.

In 2010, Manor Re obtained $300.0 million of collateral financing through 2020 from an international bank which enabled Manor Re to deposit assets in trust to support statutory reserve credit for an affiliated reinsurance transaction. The bank has recourse to RGA should Manor Re fail to make payments or otherwise not perform its obligations under this financing. Interest on the collateral financing accrues at an annual rate of 3-month LIBOR plus a base rate margin, payable quarterly and totaled $5.3 million in 2011.